Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Profit for the year		$ 986,374		$ 2,092,772		$ 4,367,191
Adjustments for:
Depreciation and amortization		657,692		616,492		591,790
Impairment charge		42,316		99,000		0
Income tax accruals less payments		(160,940)		(1,195,561)		578,285
Equity in earnings of non-consolidated companies		(105,305)		(37,114)		(400,732)
Interest accruals less payments/receipts, net		(45,139)		(24,795)		5,901
Changes in provisions		(64,447)		(1,069)		11,761
Changes in working capital	[1]	321,081		1,152,498		(2,617,789)
Net foreign exchange results and others		(236,499)		50,720		140,908
Net cash provided by operating activities		2,501,124		2,752,943		2,677,315
Cash flows from investing activities
Capital expenditures and advances to suppliers for PP&E	[2]	(1,460,677)		(580,553)		(523,610)
Increase in other investments		(717,534)		(770,638)		(579,010)
Proceeds from the sale of property, plant and equipment		2,477		1,912		1,752
Dividends received from non-consolidated companies		43,075		28,884		56,275
Acquisition of non-controlling interest		0		(4,216)		(757)
Net cash used in investing activities		(1,470,273)		(1,324,611)		(1,045,350)
Cash flows from (used in) financing activities [abstract]
Dividends paid in cash to company’s shareholders		(569,292)		(530,031)		(569,292)
Lease payments		(58,900)		(49,410)		(45,604)
Proceeds from borrowings		354,946		285,908		246,046
Repayments of borrowings		(493,111)		(722,644)		(485,526)
Net cash used in financing activities		(766,357)		(1,016,177)		(854,376)
Increase in cash and cash equivalents		264,494		412,155		777,589
Effect of exchange rate changes on cash and cash equivalents [abstract]
Beginning of period		1,653,355	[3]	1,276,605	[3]	537,882
Effect of exchange rate changes		(71,836)		(35,405)		(38,866)
Increase in cash and cash equivalents		264,494		412,155		777,589
End of period	[3]	1,846,013		1,653,355		1,276,605
Non-cash transactions:
Dividends paid in kind to non-controlling interest		(233,538)		(112,293)		0
Acquisition of PP&E under lease contract agreements		16,061		13,961		13,758
Adjustments related to post-retirement benefits and contingencies		171,987		0		0
Usiminas
Adjustments for:
Non-cash effects related to the increase of the participation in Usiminas		1,105,991		0		0
Cash flows from investing activities
Purchase consideration		(118,686)		0		0
Cash acquired		$ 781,072		$ 0		$ 0

[1]	The working capital is impacted by non-cash movement of $129.3 million as of December 31, 2023 ($24.9 million and $(12.5) million as of December 31, 2022 and 2021, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.
[2]	It includes capital expenditures of $1,201,639 and advances to suppliers for property, plant and equipment of $259,048.
[3]	It includes restricted cash of $3,129, $30 and $58 as of December 31, 2023, 2022 and 2021, respectively. In addition, the Company had other investments with a maturity of more than three months for $2,186,420, $1,975,490 and $1,357,484 as of December 31, 2023, 2022 and 2021, respectively.